CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 1,495,995	$ 1,596,268	$ 5,840,889	$ 6,377,760
Cost of goods sold	386,253	575,322	1,933,195	1,542,657
Gross margin	1,109,742	1,020,946	3,907,694	4,835,103
Operating expenses
Compensation and related benefits	893,577	1,335,552	4,417,028	5,015,940
General and administrative	151,348	281,253	962,616	1,283,172
Transaction expenses	26,338	41,286	86,799	216,025
Total operating expenses	1,071,263	1,658,091	5,466,443	6,515,137
Net operating profit (loss)	38,479	(637,145)	(1,558,749)	(1,680,034)
Other income (expenses):
Interest expense	(9,310)	(47,402)	(191,323)	(31,868)
Other (expense) income		19,616	(20,114)	156,516
Change in fair value on embedded derivative		26,069	90,200	(64,731)
Gain on forgiveness of debt			107,862
Total other expenses	(9,310)	(1,717)	(13,375)	59,917
Income (loss) before income taxes	29,169	(638,862)	(1,572,124)	(1,620,117)
Income tax (expense) benefit	0	182,843	(1,838,490)	694,363
Net income (loss)	29,169	(456,019)	(3,410,614)	(925,754)
Net income (loss) attributable to non-controlling interest	31,980	(4,767)	37,476	(89,549)
Net loss attributable to stockholders	$ (2,811)	$ (451,252)	$ (3,448,090)	$ (836,205)
Basic loss per share	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Diluted loss per share	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Weighted average number of shares outstanding, basic income	9,998,446	9,998,446	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted income	9,998,446	9,998,446	9,998,446	9,998,446